Taxes on income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Deferred research and development cost	$4,410	$3,556
Employee related liabilities	2,023	842
Intangible assets	991	1,125
Goodwill	2,851	2,773
Deferred revenues	2,167	1,765
Carryforward loss	1,826	—
Operating lease liability	2,094	—
Issuance costs	675	1,347
Marketable securities	189	—
Derivative instruments	52	—
Other	765	1,068
Total deferred tax assets	18,043	12,476

Deferred tax liabilities:
Deferred costs	1,946	1,324
Intangible assets	497	545
Goodwill	237	180
Property and equipment	777	438
Operating lease right-of-use assets	2,022	—
Derivative instruments	—	79
Other	53	110
Total deferred tax liabilities	5,532	2,676
Total deferred tax assets, net	$12,511	$9,800

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Income before income taxes expense, as reported in the consolidated statements of operations	$120,760	$82,305	$11,397
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	27,775	18,930	2,621
Foreign subsidiaries taxed at different tax rates	104	167	81
Preferred tax rates in Israel	(12,121)	(7,598)	(72)
Remeasurement of liability instruments	(14,024)	(8,145)	—
Non-deductible expense	400	1,363	1,501
Taxes in respect of prior years	103	(125)	78
Intercompany transfer of intangible assets	—	—	1,324
Tax on dividend distributed from trapped earnings	(2,369)	7,068	—
Other	87	(751)	83
Actual tax (income) expense	$(45)	$10,909	$5,616

Schedule of Income before Income Tax, Domestic and Foreign	Income before income tax expense is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Domestic	$110,187	$71,434	$4,348
Foreign	10,573	10,871	7,049
	$120,760	$82,305	$11,397

Schedule of Components of Income Tax Expense (Benefit)	Tax (income) expense allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Current:
Israel	$(2,573)	$9,665	$4,549
Foreign	4,920	2,882	3,885
Total current tax expense:	2,347	12,547	8,434

Deferred:
Israel	(85)	(10)	(3,729)
Foreign	(2,307)	(1,628)	911
Total deferred tax benefit	(2,392)	(1,638)	(2,818)
Total tax (income) expense	$(45)	$10,909	$5,616

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021
Unrecognized tax benefits, beginning of year	$3,238	$2,007
Decreases in tax positions for prior years	(452)	—
Increases in tax positions for current year	287	1,231
Unrecognized tax benefits, end of year	$3,073	$3,238